Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Proceeds from Issuance of Senior Long-term Debt	$ 775.0	$ 0
Proceeds from Issuance of Other Long-term Debt	175.0	0
Repayments of Related Party Debt	900.0	0
Cash Flows from Operating Activities:
Net (Loss) Earnings	39.1	55.3
Adjustments to reconcile of net (loss) earnings to net cash provided by operating activities:
Depreciation and amortization	46.9	43.8
Impairment of goodwill and other intangible assets	0	32.1
Stock-based compensation expense	2.2	1.0
Equity in earnings of partnership	0	0
Deferred income taxes	(8.6)	(24.6)
Other changes in current assets and liabilities, net
Decrease (increase) in receivables	(47.8)	59.0
Increase (Decrease) in Other Receivables	(36.8)	40.5
Decrease (increase) in inventories	(11.1)	(18.3)
(Increase) decrease in prepaid expenses and other current assets	0	0.6
(Decrease) increase in accounts payable and other current liabilities	36.4	2.7
Other, net	1.4	7.0
Net cash provided by operating activities	95.3	118.1
Cash Flows from Investing Activities:
Additions to property and intangible assets	(22.3)	(9.8)
Net cash used by investing activities	(22.3)	(9.8)
Cash Flows from Financing Activities:
Change in net investment of Ralcorp	(29.4)	(106.6)
Repayments of Long-term Debt	2.2	0
Payments of Debt Issuance Costs	17.7	0
Changes in intercompany debt	7.8	0
Net cash used by financing activities	8.5	(106.6)
Effect of exchange rate changes on cash	0.3	0.5
Net (decrease) increase in cash and cash equivalents	81.8	2.2
Cash and cash equivalents, beginning of year	1.7	4.8
Cash and cash equivalents, end of year	$ 83.5	$ 7.0